PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.5%
Asset-Backed Securities 24.3%
Automobiles 1.2%
Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 144A	7.917%	05/17/32	2,105	$2,128,698
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240	04/20/27	1,100	1,100,668
Series 2023-02A, Class C, 144A	6.180	10/20/27	800	799,877
Series 2023-05A, Class C, 144A	6.850	04/20/28	500	509,457
Series 2023-08A, Class C, 144A	7.340	02/20/30	2,700	2,838,258
Series 2024-01A, Class C, 144A	6.480	06/20/30	2,200	2,263,408

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	8.947(c)	12/26/31	1,301	1,311,069
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32	741	747,681
Enterprise Fleet Financing LLC, Series 2023-02, Class A2, 144A	5.560	04/22/30	2,155	2,161,826
Ford Credit Auto Owner Trust, Series 2023-02, Class D, 144A	6.600	02/15/36	1,200	1,233,029
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	2,600	2,599,824
Hertz Vehicle Financing III LP, Series 2021-02A, Class B, 144A	2.120	12/27/27	200	184,601
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28	1,700	1,657,753
Series 2021-01A, Class D, 144A	1.620	11/14/30	200	187,671
Series 2022-01A, Class D, 144A	5.900	12/16/30	2,900	2,881,357
Series 2023-01A, Class D, 144A	7.070	02/14/33	3,700	3,790,293
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32	141	142,038
Series 2022-C, Class E, 144A	11.366	12/15/32	96	98,519
Series 2023-A, Class E, 144A	10.068	06/15/33	331	336,049
Series 2023-B, Class G, 144A	17.128	12/15/33	900	903,537

Santander Drive Auto Receivables Trust, Series 2023-02, Class C	5.470	12/16/30	1,250	1,260,425
				29,136,038
Collateralized Loan Obligations 21.6%
AGL CLO Ltd. (Cayman Islands), Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.812(c)	04/20/37	19,500	19,607,689

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.369%(c)	06/15/34	EUR	1,000	$1,077,452
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.369(c)	06/15/34	EUR	4,000	4,309,808

Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.873(c)	07/22/37		16,000	16,021,754
Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.438(c)	01/22/38	EUR	5,000	5,492,293
Apex Credit CLO LLC (Cayman Islands), Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.774(c)	10/20/34		5,000	5,004,747
Arbour CLO DAC (Ireland), Series 04A, Class BRR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	4.985(c)	04/15/34	EUR	5,000	5,361,823
Ares European CLO DAC (Ireland), Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	4.935(c)	04/15/30	EUR	2,500	2,698,919
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.051(c)	07/15/30		4,774	4,797,120
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.599(c)	04/18/35		1,500	1,500,693
Barings Euro CLO DAC (Ireland),
Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.668(c)	10/21/34	EUR	3,000	3,238,026
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.505(c)	04/24/34	EUR	2,800	3,017,222

Barrow Hanley CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37		19,500	19,606,985
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.715(c)	01/25/35		4,740	4,744,467
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.469(c)	03/15/32	EUR	1,667	1,797,965
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,605,174

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Euro CLO DAC (Ireland), (cont’d.)
Series 2022-05A, Class A2R, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	5.885%(c)	04/25/37	EUR	6,000	$6,526,292

Cathedral Lake Ltd. (Cayman Islands), Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	6.481(c)	01/15/32		11,376	11,377,148
CIFC Funding Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.654(c)	01/22/31		4,183	4,188,700
Clover CLO LLC, Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37		15,000	15,083,319
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	7.244(c)	10/20/34		11,335	11,321,945
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.622(c)	04/20/35		2,750	2,750,846
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.902(c)	04/20/37		10,000	10,055,220
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.152(c)	10/20/36		10,000	10,049,458

Elmwood CLO Ltd. (Cayman Islands), Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841(c)	04/20/37		10,000	10,054,269
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	01/22/31		1,612	1,615,070
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	6.712(c)	07/20/37		13,395	13,399,608
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.902(c)	04/22/37		5,050	5,077,907

Grosvenor Place CLO DAC (Ireland), Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.414(c)	05/24/38	EUR	17,500	19,029,015
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.148(c)	07/25/37	EUR	7,000	7,597,685
Series 32A, Class B, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	5.748(c)	07/25/37	EUR	13,750	15,035,733

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.428%(c)	01/26/38	EUR	6,000	$6,544,302
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.448(c)	01/26/38	EUR	5,000	5,478,247

Invesco Euro CLO (Ireland), Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.335(c)	07/15/34	EUR	9,250	9,984,351
Jubilee CLO DAC (Ireland), Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	5.085(c)	04/15/35	EUR	10,000	10,764,987
KKR CLO Ltd. (Cayman Islands), Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.643(c)	04/15/34		3,300	3,303,960
Logan CLO Ltd. (Cayman Islands), Series 2024-05A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.321(c)	04/20/37		10,000	10,066,522
Madison Park Euro Funding DAC (Ireland), Series 16A, Class A, 144A, 3 Month EURIBOR + 0.790% (Cap N/A, Floor 0.790%)	4.475(c)	05/25/34	EUR	2,500	2,693,624
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.591(c)	10/15/32		5,500	5,502,916
Series 2021-59A, Class BR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)	7.199(c)	04/18/37		10,000	10,023,560

MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.344(c)	04/21/31		18,000	18,051,233
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.342(c)	05/15/37	EUR	20,000	21,819,242
Series 01A, Class D, 144A, 3 Month EURIBOR + 4.350% (Cap N/A, Floor 4.350%)	8.102(c)	05/15/37	EUR	4,150	4,569,806

Oak Hill European Credit Partners (Ireland), Series 2021-08A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.024(c)	04/18/35	EUR	12,000	12,828,468
Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.713(c)	07/15/34		6,195	6,204,112
OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.329(c)	10/18/35		10,000	10,088,834

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Palmer Square European CLO DAC (Ireland), Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.285%(c)	01/15/38	EUR	10,000	$10,882,554
Penta CLO DAC (Ireland), Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.238(c)	04/20/35	EUR	10,000	10,786,236
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.282(c)	04/20/35		7,000	7,075,141
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.875(c)	04/17/37		18,000	18,091,595
Rockford Tower CLO Ltd., Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.132(c)	10/20/35		11,500	11,503,288
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.574(c)	04/20/31		1,008	1,008,510
Silver Rock CLO Ltd. (Cayman Islands), Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.734(c)	01/20/35		10,000	10,025,508
Sona Fios CLO DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.535(c)	07/15/36	EUR	13,250	14,464,316
St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.665(c)	10/25/35	EUR	8,000	8,640,084
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	7.382(c)	07/20/37		5,000	5,036,815
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.251(c)	01/15/36		13,250	13,323,257
Toro European CLO DAC (Ireland), Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.544(c)	04/15/37	EUR	9,000	9,809,971
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.782(c)	01/20/35		3,750	3,770,940
Trinitas CLO Ltd. (Bermuda), Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.878(c)	04/25/37		6,000	6,030,382

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.803%(c)	04/15/34	3,500	$3,502,068
Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.251(c)	01/15/37	12,500	12,569,419
Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.697(c)	01/17/31	4,233	4,234,088
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.753(c)	07/15/31	11,300	11,306,739
				548,029,427
Consumer Loans 0.4%
Affirm Asset Securitization Trust, Series 2024-A, Class 1E, 144A	9.170	02/15/29	2,350	2,374,182
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	4,800	4,914,203
Series 2023-01A, Class D, 144A	7.490	06/14/38	200	210,676
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,599,152
				10,098,213
Equipment 0.1%
Auxilior Term Funding LLC, Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,548,484
Home Equity Loans 0.3%
Accredited Mortgage Loan Trust, Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	6.664(c)	10/25/34	567	556,812
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	6.424(c)	11/25/33	3,260	3,194,021
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	6.644(c)	06/25/43	54	54,036
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.784(c)	01/25/34	1,408	1,392,809

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Home Equity Asset Trust, Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	6.304%(c)	01/25/35	847	$832,195
JPMorgan Mortgage Trust, Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.444(c)	05/25/54	1,019	1,027,292
MASTR Asset-Backed Securities Trust, Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.341(c)	08/25/33	457	482,091
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.484(c)	10/25/33	90	90,046
Towd Point Mortgage Trust, Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	639	639,498
				8,268,800
Other 0.2%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	456	468,701
Series 2023-04C, Class A, 144A	6.480	03/20/57	943	965,070
Series 2024-01GS, Class A, 144A	6.250	06/20/57	2,160	2,207,099

Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	974	994,898
				4,635,768
Residential Mortgage-Backed Securities 0.4%
Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	6.104(c)	08/25/32	229	223,593
Series 2003-04, Class 1A5	4.934	05/25/33	267	261,969

Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	6.094(c)	02/25/35	158	146,126
Countrywide Asset-Backed Certificates Trust, Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.514(c)	11/25/34	46	45,795
Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB03, Class AF1	3.379	12/25/32	58	55,270

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Finance America Mortgage Loan Trust, Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.514%(c)	09/25/33		921	$904,821
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	6.224(c)	08/25/34		351	317,288
Fremont Home Loan Trust, Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.259(c)	03/25/35		1,386	1,296,145
Long Beach Mortgage Loan Trust, Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	5.904(c)	06/25/34		481	472,696
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.604(c)	09/27/75	EUR	749	802,498
Structured Asset Investment Loan Trust, Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.460(c)	09/25/34		1,646	1,645,402
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.850(c)	03/15/26	EUR	4,087	3,306,006
					9,477,610
Student Loans 0.1%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)	8.097(c)	06/25/47		944	954,241
Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		1,983	1,876,439
Series 2019-A, Class R, 144A	0.000	10/25/48		1,529	378,882
					3,209,562

Total Asset-Backed Securities (cost $613,323,172)					614,403,902
Commercial Mortgage-Backed Securities 3.7%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35		2,700	2,025,212
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35		2,700	1,971,212

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267%(cc)	08/05/38	2,650	$2,376,673
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38	900	794,434
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	1,490	1,269,776
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.583(c)	10/15/37	5,745	5,716,275

Benchmark Mortgage Trust, Series 2023-V03, Class XA, IO	0.814(cc)	07/15/56	50,595	1,427,850
BFLD Mortgage Trust,
Series 2024-VICT, Class B, 144A, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.589%)	7.889(c)	07/15/41	4,400	4,390,348
Series 2024-WRHS, Class E, 144A, 1 Month SOFR + 3.689% (Cap N/A, Floor 3.689%)	8.989(c)	08/15/26	3,300	3,293,779
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	7.143(c)	09/15/38	2,024	1,991,110
Series 2023-BRK02, Class C, 144A	8.335(cc)	10/05/38	4,300	4,452,809
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.419(c)	03/15/41	5,600	5,593,000
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	7.469(c)	07/15/29	6,000	5,955,001
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.254(cc)	02/10/48	123,049	51,151
Series 2024-277P, Class A, 144A	6.338	08/10/44	1,600	1,629,513
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	5,300	169,486

FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.328(cc)	03/25/26	20,503	381,734
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.393(c)	10/15/36	2,130	2,103,375
GS Mortgage Securities Trust,
Series 2013-GC10, Class XB, IO, 144A	0.252(cc)	02/10/46	26,191	262
Series 2014-GC20, Class XB, IO	0.433(cc)	04/10/47	6,661	67

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	3,000	2,730,572
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.405(cc)	02/15/48	52,766	38,371
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP06, Class A5	3.490	07/15/50	5,000	4,707,568
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.503(cc)	04/15/46	34,956	350

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-JP03, Class A5	2.870%	08/15/49		10,495	$9,937,692
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		7,950	3,621,232

LBA Trust, Series 2024-BOLT, Class D, 144A, 1 Month SOFR + 2.590% (Cap N/A, Floor 2.590%)	7.919(c)	06/15/26		2,930	2,856,750
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class C, 144A	3.177(cc)	11/10/36		2,020	1,896,951
Series 2019-MEAD, Class D, 144A	3.177(cc)	11/10/36		3,000	2,772,254
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		2,505	2,264,732
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.943(c)	03/15/36		2,350	2,215,774
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.193(c)	03/15/36		1,400	1,312,169

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	9,500	11,894,608
Wells Fargo Commercial Mortgage Trust, Series 2024-01CHI, Class E, 144A	7.574(cc)	07/15/35		2,900	2,885,247

Total Commercial Mortgage-Backed Securities (cost $99,395,762)					94,727,337
Corporate Bonds 23.4%
Aerospace & Defense 0.7%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29		2,775	2,798,563
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/35		2,795	2,217,703
Sr. Unsec’d. Notes	5.150	05/01/30		4,270	4,204,635
Sr. Unsec’d. Notes, 144A	6.528	05/01/34		2,620	2,750,275
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		1,000	1,040,910
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,804	2,798,084

Embraer Netherlands Finance BV (Brazil), Gtd. Notes, 144A	7.000	07/28/30		1,770	1,863,478
					17,673,648

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.3%
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.500%	02/01/30	6,200	$6,245,366
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	475	456,108
				6,701,474
Airlines 0.1%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,246	1,218,023
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	60	59,538
United Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.300	02/15/27	1,294	1,277,875
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	628,760
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	160,725
				3,344,921
Apparel 0.0%
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	825	704,037
Auto Manufacturers 0.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	2,650	2,583,615
Sr. Unsec’d. Notes	4.125	08/17/27	1,170	1,125,982
Sr. Unsec’d. Notes	5.850	05/17/27	1,225	1,238,246
Sr. Unsec’d. Notes	6.800	05/12/28	625	651,779

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	1,555	1,578,722
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	5.350	07/15/27	3,355	3,389,872
				10,568,216
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	1,900	1,864,375

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%	03/15/26	282	$280,040
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	225	196,062
Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	277,375
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	375	382,705
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	3,000	2,722,359
				5,722,916
Banks 4.6%
ABN AMRO Bank NV (Netherlands), Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	3,700	3,749,262
Banco de Credito del Peru S.A. (Peru), Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	986,425
Banco Mercantil del Norte SA (Mexico), Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,110	1,003,856
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,200	2,220,822
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	3,400	3,426,418

Bangkok Bank PCL (Thailand), Sub. Notes, 144A	3.466(ff)	09/23/36	945	809,695
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,419,569
Bank of Montreal (Canada), Jr. Sub. Notes	7.300(ff)	11/26/84	2,380	2,399,854
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	7.437(ff)	11/02/33	3,810	4,295,339
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	2,415	2,418,953
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	1,000	1,032,136
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	7,055	7,076,595
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	790,568
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,105,916
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	1,240	1,130,717
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	956,189
Sub. Notes	4.400	06/10/25	405	401,417

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	6.819%(ff)	11/20/29	3,300	$3,488,712
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	175	188,329
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	33,670
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,854,074
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	131,778
Sr. Unsec’d. Notes	5.049(ff)	07/23/30	4,890	4,914,798
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	3,110	3,292,809
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,500,000
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	15,228,513

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,370	2,070,898
Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,441,298
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,718,765
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,392,826
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,689,836
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	595,771
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	2,230	1,833,329
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A	2.889(ff)	06/09/32	2,845	2,388,898
Sr. Non-Preferred Notes, 144A	5.634(ff)	01/19/30	9,920	9,959,333

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,082,468
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,187,031
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	610,330
Sr. Unsec’d. Notes, 144A	5.617(ff)	09/13/30	3,100	3,166,842
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	1,500	1,599,375
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.943(c)	05/12/26	1,925	1,938,725
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	4,200	4,260,628
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,455,815
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	2,475	2,523,067
				115,771,649

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Biotechnology 0.1%
Amgen, Inc., Sr. Unsec’d. Notes(h)	5.600%	03/02/43	1,675	$1,688,126
Building Materials 0.3%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450	11/19/29	1,180	1,171,740
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	149	146,805
Gtd. Notes, 144A	4.875	12/15/27	2,400	2,287,997

Sisecam UK PLC (Turkey), Gtd. Notes, 144A	8.250	05/02/29	3,120	3,179,467
				6,786,009
Chemicals 0.9%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,237,223
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31	1,422	1,470,490
Gtd. Notes, 144A	4.500	01/10/28	1,630	1,506,446
Gtd. Notes, 144A	8.500	01/12/31	1,990	2,057,859

FMC Corp., Sr. Unsec’d. Notes	3.450	10/01/29	3,223	2,966,760
LYB International Finance BV, Gtd. Notes	5.250	07/15/43	175	163,139
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	213	186,442
Sr. Unsec’d. Notes, 144A(a)	6.750	05/02/34	5,265	5,475,600

Sasol Financing USA LLC (South Africa), Gtd. Notes	4.375	09/18/26	350	333,550
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29	3,060	3,124,375
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	907	928,403
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.148	06/04/30	1,500	1,328,280
				23,778,567
Coal 0.0%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	944	953,440

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625%	07/15/26		33	$33,036
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		685	649,059
AMN Healthcare, Inc., Gtd. Notes, 144A(a)	4.000	04/15/29		2,475	2,269,776
Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	210,407
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	629,293
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	123,453
Gtd. Notes, 144A	7.000	10/15/37		1,725	2,009,641
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	287,085
Gtd. Notes	5.250	01/15/30		1,200	1,173,909
					7,385,659
Computers 0.1%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26		1,625	1,565,078
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30		675	629,671
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		761	831,609
					3,026,358
Distribution/Wholesale 0.0%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		1,150	1,050,981
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28		100	102,081
					1,153,062
Diversified Financial Services 0.7%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		950	927,381
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		1,285	1,350,018

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes	5.884%(ff)	07/26/35	6,205	$6,292,916
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	935	1,045,049

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,025	952,551
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	1,605	1,622,752
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.750	11/15/31	1,675	1,599,247
Navient Corp., Sr. Unsec’d. Notes	6.750	06/25/25	575	576,403
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.550	01/15/30	1,280	1,311,815
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	1,200	1,098,073
PennyMac Financial Services, Inc., Gtd. Notes, 144A	7.875	12/15/29	710	742,915
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,105,844
				18,624,964
Electric 1.6%
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365(cc)	06/15/26	1,635	1,635,000
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	2,075	2,082,600
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes	7.750	02/02/27	3,500	3,448,594
Sr. Sec’d. Notes, 144A(a)	7.750	02/02/27	630	620,747
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,416,687
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,695	2,546,057

Clean Renewable Power Mauritius Pte Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	03/25/27	413	389,617
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000	09/30/42	50	41,454
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	6,560	6,568,773
Engie SA (France), Sr. Unsec’d. Notes, 144A	5.250	04/10/29	2,440	2,477,565

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350%	08/10/28		1,337	$1,318,616
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		2,145	2,145,000
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28		290	297,250
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		2,180	2,234,500

Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,000	2,801,250
Mong Duong Finance Holdings BV (Vietnam), Sr. Sec’d. Notes	5.125	05/07/29		1,092	1,047,002
MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28		2,330	2,443,587
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		1,475	1,290,994
Gtd. Notes, 144A	3.875	02/15/32		1,050	916,585
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		275	304,722
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		450	452,394
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		1,575	1,607,711
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		3,250	3,418,533
					41,505,238
Engineering & Construction 0.6%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	1,035,237
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	700	678,105
IHS Holding Ltd. (Nigeria), Gtd. Notes, 144A	6.250	11/29/28		850	759,424
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		3,705	3,788,053
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,881,880
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	210,848
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	348,471
Sr. Sec’d. Notes, 144A	5.500	07/31/47		6,995	5,884,544
					14,586,562
Entertainment 0.3%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.500	02/15/32		655	663,610
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,495,459

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A(a)	6.375%	05/01/26		1,525	$1,523,138
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	689	2,813
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	2,008	1,004,718
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	330	353,985
Sr. Unsec’d. Notes, 144A	13.000	06/30/25	EUR	137	147,644
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		1,125	1,053,648
Sr. Unsec’d. Notes, 144A	6.750	02/15/29		915	848,908

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.125	07/01/29		391	345,874
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		625	444,551
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A(a)	7.125	02/15/31		680	708,633
					8,592,981
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		310	318,525
Foods 1.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A(a)	6.500	02/15/28		450	456,279
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		1,275	1,194,389
Sr. Sec’d. Notes, 144A	8.000	09/15/28		675	688,740

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	6,950	8,796,578
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	2,700	3,178,225
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	4.000	06/15/31		700	617,641
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		175	159,698

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	4.375%	01/31/32		325	$292,786

Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A	6.375	07/01/29	EUR	7,000	7,734,204
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		660	669,360
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	3.000	10/15/30		8,270	7,175,924
					30,963,824
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		400	412,073
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.500	05/20/25		373	370,840
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		700	719,604
ENN Clean Energy International Investment Ltd. (China), Gtd. Notes, 144A	3.375	05/12/26		1,350	1,298,686
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		2,525	2,560,838
Southern Co. Gas Capital Corp., Gtd. Notes(h)	4.400	06/01/43		1,375	1,168,762
					6,118,730
Healthcare-Products 0.1%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		375	349,978
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		25	24,173

Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		1,335	1,363,299
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	1,250	1,025,702
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	825	619,585
					3,382,737

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	530	$456,159
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30	2,625	2,404,943
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28	700	686,649
Sr. Unsec’d. Notes	4.650	01/15/43	120	107,984
Sr. Unsec’d. Notes	5.100	01/15/44	515	489,015
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	6.750	05/15/31	1,425	1,464,196
Sr. Unsec’d. Notes(a)	6.875	11/15/31	1,200	1,283,476
				6,892,422
Home Builders 0.3%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	148,538
Gtd. Notes(a)	7.250	10/15/29	3,475	3,519,274

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	1,000	974,790
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	2,560	2,569,966
				7,212,568
Housewares 0.0%
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	325	178,563
Insurance 0.3%
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	230,118
Sr. Unsec’d. Notes	6.100	10/01/41	280	294,854

Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	1,614	1,600,917
Lincoln National Corp.,
Sr. Unsec’d. Notes	5.852	03/15/34	985	1,013,068
Sr. Unsec’d. Notes	7.000	06/15/40	32	35,783

Markel Group, Inc., Sr. Unsec’d. Notes(a)	5.000	03/30/43	3,125	2,844,140
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	245	213,842

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900%	09/15/44		1,950	$1,780,268
Sub. Notes, 144A	6.850	12/16/39		54	61,955
					8,074,945
Internet 0.2%
Prosus NV (China), Sr. Unsec’d. Notes, 144A(a)	4.193	01/19/32		1,250	1,107,813
United Group BV (Slovenia), Sr. Sec’d. Notes, 144A(a)	6.750	02/15/31	EUR	2,950	3,338,844
					4,446,657
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29		1,600	1,604,946
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28		575	611,512
					2,216,458
Leisure Time 0.4%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27		2,375	2,354,076
Gtd. Notes, 144A	6.000	05/01/29		2,250	2,244,375
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	8.125	01/15/29		550	583,688
Sr. Sec’d. Notes, 144A	8.375	02/01/28		925	971,250
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30		150	157,313
Sr. Unsec’d. Notes, 144A	5.500	08/31/26		950	941,972

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27		650	645,937
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A(a)	5.625	02/15/29		1,100	1,083,500
					8,982,111
Lodging 0.4%
Gohl Capital Ltd. (Malaysia), Gtd. Notes	4.250	01/24/27		1,510	1,462,341

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
MGM China Holdings Ltd. (Macau), Sr. Unsec’d. Notes, 144A	4.750%	02/01/27	700	$667,450
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	2,400	2,306,971
Gtd. Notes	6.500	04/15/32	2,000	2,007,576

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.400	08/08/28	344	339,270
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	1,198	1,192,119
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	978,316
				8,954,043
Machinery-Diversified 0.1%
AGCO Corp., Gtd. Notes	5.450	03/21/27	850	861,204
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	850	884,772
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	1,875	1,934,668
				3,680,644
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,163,465
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	1,220	1,065,679
Sr. Sec’d. Notes	6.384	10/23/35	2,640	2,640,817
Sr. Sec’d. Notes	6.484	10/23/45	400	378,069
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,000	664,563
Gtd. Notes, 144A	4.125	12/01/30	300	207,722
Gtd. Notes, 144A	5.375	02/01/28	1,600	1,268,887
Gtd. Notes, 144A	5.500	04/15/27	1,500	1,253,001
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,000	395,668
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,576,156; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)	2,785	55,700

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Diamond Sports Group LLC/Diamond Sports Finance Co., (cont’d.)
Sec’d. Notes, 144A (original cost $147,813; purchased 01/31/24)(f)	5.375%	08/15/26(d)		2,150	$43,573
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		425	178,227
Gtd. Notes	7.375	07/01/28		350	161,866
Gtd. Notes	7.750	07/01/26		550	353,560

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		3,500	3,499,769
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.125	02/15/27		275	232,420
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28		2,185	2,196,849
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	761,109
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	3,007,053
					19,527,997
Mining 0.3%
AngloGold Ashanti Holdings PLC (Australia), Gtd. Notes	3.375	11/01/28		730	662,475
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		600	590,250
Sec’d. Notes, 144A	9.375	03/01/29		350	368,596

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		600	587,832
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		1,200	1,210,526
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,722,703
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		1,425	1,356,513
					6,498,895
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes(h)	6.000	04/26/27		2,000	2,060,163

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	4.250%	04/01/28		4,010	$3,882,260
Oil & Gas 1.8%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	2.000	07/15/26		2,445	2,305,371
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A(a)	7.000	11/01/26		1,225	1,226,414
Gtd. Notes, 144A	9.000	11/01/27		899	1,106,541

Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		1,092	1,029,598
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,325	1,325,707
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		200	210,355
Gtd. Notes, 144A	8.625	11/01/30		225	242,968
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		860	881,566
Gtd. Notes, 144A	9.250	02/15/28		450	475,203

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25		1,000	999,687
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,110,325
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,233,405
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,768,741
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,135	1,074,709
Sr. Sec’d. Notes, 144A	5.375	03/30/28		857	768,086
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	699,944
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	486,227

Leviathan Bond Ltd. (Israel), Sr. Sec’d. Notes, 144A	6.750	06/30/30		600	534,000
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.200	08/01/29		1,450	1,463,797
Ovintiv, Inc., Gtd. Notes(a)	5.650	05/15/28		2,145	2,190,479
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,025	1,057,323
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	974,673

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes	6.625%	01/16/34	GBP	300	$375,736
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,160	1,490,806
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	2,055	1,959,921
Gtd. Notes	5.350	02/12/28		2,000	1,813,900
Gtd. Notes	6.500	03/13/27		260	249,860
Gtd. Notes	6.700	02/16/32		2,660	2,267,916
Gtd. Notes	6.840	01/23/30		500	447,450
Gtd. Notes	6.875	10/16/25		1,540	1,537,594
Gtd. Notes, EMTN	2.750	04/21/27	EUR	3,510	3,404,583
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,550	1,547,482

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		491	491,000
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	1,760	2,023,084
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32		650	607,285
Gtd. Notes	5.375	02/01/29		725	710,594

Transocean, Inc., Gtd. Notes, 144A	8.250	05/15/29		335	342,119
					45,434,449
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		100	99,950
Packaging & Containers 0.1%
Ball Corp.,
Gtd. Notes	2.875	08/15/30		1,000	859,677
Gtd. Notes	6.000	06/15/29		1,125	1,138,100

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,300	1,222,317
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28		125	126,062
					3,346,156

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	905	$808,569
Sr. Unsec’d. Notes	4.550	03/15/35	4,155	4,045,548
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	750	671,515
Gtd. Notes, 144A	6.125	08/01/28	800	781,382

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	75	54,471
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	400	220,000
Gtd. Notes, 144A	5.000	02/15/29	275	138,875
Gtd. Notes, 144A	5.250	01/30/30	275	138,875
Gtd. Notes, 144A	5.250	02/15/31	275	138,875
Gtd. Notes, 144A	6.250	02/15/29	1,200	630,000
Gtd. Notes, 144A	7.000	01/15/28	275	154,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28	275	211,778

Cigna Group (The), Gtd. Notes(h)	4.375	10/15/28	3,990	3,935,696
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	650	610,659
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	650	597,161

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	520	444,687
Viatris, Inc., Gtd. Notes	4.000	06/22/50	2,190	1,531,681
				15,113,772
Pipelines 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	6.625	02/01/32	580	591,928
Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	125	107,939
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	3,360	3,348,944
Sr. Unsec’d. Notes	5.150	03/15/45	55	49,763
Sr. Unsec’d. Notes	5.300	04/15/47	125	113,752
Sr. Unsec’d. Notes	5.400	10/01/47	60	55,274
Sr. Unsec’d. Notes	6.250	04/15/49	75	76,803

EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	700	713,328

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Kinder Morgan, Inc., Sr. Unsec’d. Notes	5.100%	08/01/29	6,310	$6,376,885
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	145	133,359
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	495,530
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42	125	98,945
Gtd. Notes	4.950	07/13/47	255	223,614
Gtd. Notes	5.150	10/15/43	1,350	1,251,448
Gtd. Notes	5.650	11/01/28	3,435	3,542,185
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	759,836
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,850	1,820,099

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28	1,000	964,507
Targa Resources Corp., Gtd. Notes	6.150	03/01/29	2,914	3,054,465
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	69,402
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	68,255
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,886,137
Sr. Unsec’d. Notes	5.300	03/01/48	910	802,272

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.150	03/15/34	1,340	1,335,742
				30,940,412
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	1,375	1,335,967
Real Estate Investment Trusts (REITs) 0.5%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.125	05/15/29	1,441	1,385,075
COPT Defense Properties LP, Gtd. Notes	2.000	01/15/29	2,170	1,885,767
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	1,000	762,764
Gtd. Notes	9.750	06/15/25	21	21,002

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust, (cont’d.)
Sr. Unsec’d. Notes	4.750%	02/15/28		25	$21,299

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.300	01/15/29		2,770	2,771,961
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		250	164,347
Gtd. Notes(a)	5.000	10/15/27		200	164,139

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29		1,375	1,299,035
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	6.500	04/01/32		975	985,971
SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.125	02/01/29		1,500	1,358,205
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27		993	1,001,989
					11,821,554
Retail 0.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,110	1,118,628
AutoNation, Inc., Gtd. Notes	3.800	11/15/27		4,122	3,949,212
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		500	498,988
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	3,800	4,349,063
Sr. Sec’d. Notes, 144A	12.000	11/30/28		2,575	2,755,250

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/32		1,805	1,498,331
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		1,075	952,470
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		1,350	1,228,831
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		415	413,695
					16,764,468

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.3%
Broadcom, Inc., Sr. Unsec’d. Notes	5.050%	07/12/29		6,365	$6,446,893
Telecommunications 1.5%
Altice Finco SA (Luxembourg), Sec’d. Notes(a)	4.750	01/15/28	EUR	7,050	4,667,912
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33		727	595,056
Sr. Unsec’d. Notes	3.500	09/15/53		519	362,754
Sr. Unsec’d. Notes	3.650	09/15/59		318	219,647
Sr. Unsec’d. Notes	4.500	05/15/35		695	655,167
Sr. Unsec’d. Notes	5.400	02/15/34		600	612,602

CT Trust (Guatemala), Sr. Sec’d. Notes, 144A	5.125	02/03/32		760	678,300
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $14; purchased 11/14/23 - 07/25/24)^(f)	0.000	12/31/30		141	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $830; purchased 11/14/23)^(f)	0.000	12/31/30		—(r)	174
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $4; purchased 11/14/23)^(f)	0.000	12/31/30		45	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $1,084,178; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		1,168	1,159,176
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $516,661; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		788	627,294
Eutelsat SA (France), Sr. Unsec’d. Notes, 144A	9.750	04/13/29	EUR	2,900	3,278,331
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		1,400	1,331,582
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		100	70,502
Sr. Sec’d. Notes, 144A	10.500	04/15/29		465	480,485
Sr. Sec’d. Notes, 144A	10.500	05/15/30		275	283,211
Sr. Sec’d. Notes, 144A	11.000	11/15/29		4,222	4,469,260

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	2,350	2,542,017

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Millicom International Cellular SA (Guatemala), Sr. Unsec’d. Notes, 144A	4.500%	04/27/31		515	$449,827
Sprint LLC,
Gtd. Notes	7.625	02/15/25		835	839,858
Gtd. Notes	7.625	03/01/26		315	323,934

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	8,100	7,760,932
Total Play Telecomunicaciones SA de CV (Mexico), Gtd. Notes, 144A	6.375	09/20/28		480	290,400
Verizon Communications, Inc., Sr. Unsec’d. Notes(h)	3.400	03/22/41		1,575	1,234,863
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25		1,250	1,237,035
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	2,250	2,516,609
					36,686,928
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41		295	286,844
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		3,500	3,302,012
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		360	325,390
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		975	1,006,462
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31		225	232,112
Gtd. Notes, 144A	7.125	02/01/32		385	397,791
					5,550,611
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.250	07/01/29		2,110	2,134,625
Sr. Unsec’d. Notes, 144A(a)	5.350	03/30/29		3,440	3,490,989
					5,625,614

Total Corporate Bonds (cost $599,734,467)					591,538,216

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans 1.0%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.176%(c)	11/17/28		546	$516,154
Computers 0.0%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.593(c)	03/01/29		1,007	1,004,797
Cosmetics/Personal Care 0.1%
Rainbow Midco Ltd. (United Kingdom), Note Purchase Facility, 6 Month EURIBOR + 7.750%^	11.657(c)	02/22/30	EUR	2,545	2,753,933
Diversified Financial Services 0.0%
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.458(c)	03/20/28		1,165	1,164,787
Housewares 0.0%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.458(c)	10/06/28		25	18,969
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.829(c)	01/18/28		997	956,954
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		419	553,032
First Lien Term Loan, 1 Month SOFR + 10.100%	15.443(c)	05/25/26		18	16,390
Second Lien Term Loan	8.175	08/24/26		2,065	39,231
					1,565,607
Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.835(c)	04/23/30		3,556	3,520,528
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.444(c)	03/31/28		152	150,554
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.444(c)	03/31/28		30	29,201
Term Loan, 1 Month SOFR + 5.850%	11.194(c)	03/31/28		1,039	1,029,052
					4,729,335

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail 0.3%
CD&R Dock Bidco Ltd. (United Kingdom), Term Facility B2, SONIA + 5.500%	10.703%(c)	04/25/31	GBP	275	$354,410
CD&R Firefly Bidco Ltd. (United Kingdom), Term Loan, SONIA + 5.750%	10.950(c)	06/21/28	GBP	1,450	1,864,713
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.744(c)	07/27/29	GBP	1,025	931,167
Peer Holding III BV (Netherlands), Term Loan	—(p)	06/20/31		4,200	4,542,041
					7,692,331
Telecommunications 0.3%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/29/27		194	186,977
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.910(c)	04/15/29		90	88,909
Term B-2, 1 Month SOFR + 6.560%	11.910(c)	04/15/30		90	89,050

Zegona Holdco Limited (United Kingdom), Term Loan	—(p)	07/17/29		6,100	6,567,891
					6,932,827

Total Floating Rate and Other Loans (cost $27,034,408)					26,378,740
Municipal Bonds 0.5%
California 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs, Series F2	6.263	04/01/49		550	609,419
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		625	580,714
Taxable, Revenue Bonds, Series J	4.131	05/15/45		675	619,570
					1,809,703
Colorado 0.1%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50		1,190	1,276,165

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100%	06/01/33	814	$809,785
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	2,401,838
Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	204,861
				2,606,699
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	165,419
Puerto Rico 0.2%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	4,452	2,739,604
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	3,306	3,278,317
				6,017,921
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	115,639

Total Municipal Bonds (cost $13,281,214)				12,801,331
Residential Mortgage-Backed Securities 3.1%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.351(c)	07/01/26	1,071	1,071,792
Chase Mortgage Finance Trust, Series 2007-A01, Class 1A3	6.218(cc)	02/25/37	25	24,571
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	7,719	7,317,315
Series 2024-RP02, Class A2, 144A	4.200(cc)	02/25/63	593	515,383
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	180	128,876
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	65	41,714
Series 2024-RP02, Class B3, PO, 144A	12.033(s)	02/25/63	165	20,174

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2024-RP02, Class B4, PO, 144A	16.075%(s)	02/25/63	299	$24,611
Series 2024-RP02, Class M1, 144A	4.200(cc)	02/25/63	399	328,612
Series 2024-RP02, Class M2, 144A	0.000(cc)	02/25/63	304	242,853
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	17	14,068
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	9,724	11,073
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.447(c)	10/25/41	600	618,146
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.497(c)	12/25/41	318	329,010
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.347(c)	01/25/42	1,900	1,955,751
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.597(c)	03/25/42	1,000	1,108,992
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.597(c)	03/25/42	290	314,806
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.447(c)	03/25/42	1,000	1,039,341
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.448(c)	06/25/43	1,400	1,480,934
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.847(c)	10/25/43	790	815,286
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	7.036(c)	07/25/44	250	250,310
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.797(c)	04/25/34	910	928,808
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.347(c)	09/26/33	400	402,409
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class B1, 144A, 30 Day Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.962(c)	02/25/50	500	521,875

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.747%(c)	08/25/33	1,560	$1,744,766
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.847(c)	10/25/41	1,520	1,528,586
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.147(c)	11/25/41	100	100,932
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.447(c)	09/25/41	100	100,860
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.697(c)	12/25/41	100	101,186
Series 2022-DNA01, Class M1B, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.197(c)	01/25/42	500	507,205
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.847(c)	01/25/42	70	71,435
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.747(c)	02/25/42	1,400	1,438,457
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.247(c)	04/25/42	2,020	2,102,699
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.697(c)	05/25/42	200	210,156
Series 2022-HQA03, Class M2, 144A, 30 Day Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	10.697(c)	08/25/42	600	657,703

JPMorgan Mortgage Trust, Series 2007-A01, Class 4A1	7.209(cc)	07/25/35	7	7,181
Legacy Mortgage Asset Trust, Series 2021-SL02, Class A, 144A	1.875	10/25/68	138	136,804
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.214(c)	01/25/48	937	916,443
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.247(c)	04/25/34	1,000	1,018,208

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)	9.212%(c)	05/30/25		2,382	$2,385,314
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.847(c)	05/25/33		32,603	32,782,468
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.699(c)	03/29/27		8,707	8,726,921

PRPM, Series 2024-03, Class A1, 144A	6.994	05/25/29		2,886	2,906,506
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.047(c)	11/25/31		1,000	1,020,996
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.047(c)	07/25/33		750	759,348

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-37A, Class 3A7	6.940(cc)	12/25/33		186	177,712

Total Residential Mortgage-Backed Securities (cost $77,397,951)					78,908,596
Sovereign Bonds 4.3%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A(h)	2.375	08/20/30		685	583,320
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,316	1,302,024
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,394,938
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	256,352
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,880,894
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,573,925
Sr. Unsec’d. Notes, 144A	6.600	06/01/36		3,340	3,436,860
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		550	557,046

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,800	1,585,834
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	357,335
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	805	830,101

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	2,655	$2,859,007
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,239	1,235,311
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	2,263	2,231,771
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		3,025	2,938,409

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		30,000	27,150,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25		4,860	4,800,757
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	21,157,987
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		2,132	2,166,645
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	4,200	4,649,995
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,277,998
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,778	1,651,840
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	758	627,052
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,930	3,062,981
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,542,213
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	139	114,987
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	2,829	2,957,397
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		1,942	1,935,941
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	531,375
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	945,023
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	2,690,802

Turkiye Government International Bond (Turkey), Sr. Unsec’d. Notes(a)	7.625	05/15/34		3,135	3,213,061
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	989	301,302
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		441	160,304

Total Sovereign Bonds (cost $108,872,834)					107,960,787
U.S. Government Agency Obligations 8.0%
Federal Home Loan Mortgage Corp.	2.000	11/01/50		2,280	1,849,681
Federal Home Loan Mortgage Corp.	2.000	05/01/51		3,502	2,835,666
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,379	1,182,194
Federal Home Loan Mortgage Corp.	2.500	01/01/51		499	423,658
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,791	2,370,393

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	04/01/51	6,489	$5,502,396
Federal Home Loan Mortgage Corp.	2.500	05/01/51	2,089	1,762,487
Federal Home Loan Mortgage Corp.	2.500	07/01/51	491	416,735
Federal Home Loan Mortgage Corp.	2.500	07/01/51	1,000	841,546
Federal Home Loan Mortgage Corp.	2.500	01/01/52	987	840,794
Federal Home Loan Mortgage Corp.	2.500	02/01/52	1,834	1,549,737
Federal Home Loan Mortgage Corp.	3.000	07/01/46	3,999	3,630,399
Federal Home Loan Mortgage Corp.	3.000	10/01/51	1,441	1,264,705
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,981	1,735,567
Federal Home Loan Mortgage Corp.	3.000	01/01/52	1,734	1,536,964
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,770	2,423,054
Federal Home Loan Mortgage Corp.	3.000	03/01/52	557	493,697
Federal Home Loan Mortgage Corp.	3.500	10/01/45	2,674	2,503,124
Federal Home Loan Mortgage Corp.	3.500	09/01/46	6,865	6,426,687
Federal Home Loan Mortgage Corp.	3.500	01/01/52	8,379	7,629,037
Federal Home Loan Mortgage Corp.	4.500	09/01/42	11,360	11,264,211
Federal Home Loan Mortgage Corp.	4.500	06/01/52	854	823,598
Federal Home Loan Mortgage Corp.	5.000	07/01/52	4,670	4,609,898
Federal Home Loan Mortgage Corp.	5.500	11/01/52	1,574	1,577,569
Federal Home Loan Mortgage Corp.	6.000	01/01/53	1,966	1,998,960
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,953	1,982,854
Federal Home Loan Mortgage Corp.	6.000	03/01/53	1,968	2,012,115
Federal Home Loan Mortgage Corp.	6.000	04/01/53	1,475	1,498,797
Federal National Mortgage Assoc.	2.000	11/01/50	5,475	4,443,044
Federal National Mortgage Assoc.	2.000	12/01/50	6,138	4,984,557
Federal National Mortgage Assoc.	2.000	04/01/51	16,629	13,462,525
Federal National Mortgage Assoc.	2.500	TBA	2,500	2,098,763
Federal National Mortgage Assoc.	2.500	02/01/51	2,014	1,706,282
Federal National Mortgage Assoc.	2.500	03/01/51	1,663	1,411,698
Federal National Mortgage Assoc.	2.500	04/01/52	497	419,793
Federal National Mortgage Assoc.	2.500	05/01/52	2,814	2,377,845
Federal National Mortgage Assoc.	3.000	08/01/43	378	342,480
Federal National Mortgage Assoc.	3.000	04/01/48	5,454	4,936,719
Federal National Mortgage Assoc.	3.000	07/01/51	513	451,863
Federal National Mortgage Assoc.	3.000	02/01/52	494	432,192
Federal National Mortgage Assoc.	3.000	04/01/52	7,337	6,415,427
Federal National Mortgage Assoc.	3.000	06/01/52	1,500	1,309,137
Federal National Mortgage Assoc.	3.500	05/01/52	5,719	5,196,433
Federal National Mortgage Assoc.	4.000	03/01/48	10,291	9,908,456
Federal National Mortgage Assoc.	4.500	06/01/52	2,921	2,816,602
Federal National Mortgage Assoc.	5.000	07/01/52	2,240	2,209,075
Federal National Mortgage Assoc.	5.500	10/01/52	853	856,013
Federal National Mortgage Assoc.(k)	5.500	11/01/52	24,618	24,722,015
Federal National Mortgage Assoc.	5.500	12/01/52	5,506	5,528,948
Federal National Mortgage Assoc.	6.000	TBA	19,500	19,774,235

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/52	1,002	$1,020,478
Federal National Mortgage Assoc.	6.000	12/01/52	1,337	1,360,251
Federal National Mortgage Assoc.	6.000	04/01/53	1,461	1,483,000
Government National Mortgage Assoc.	3.500	12/20/51	4,962	4,568,923
Government National Mortgage Assoc.	6.500	TBA	5,000	5,090,212

Total U.S. Government Agency Obligations (cost $199,068,866)				202,313,489
U.S. Treasury Obligations 25.1%
U.S. Treasury Bonds(k)	2.250	05/15/41	26,700	19,991,625
U.S. Treasury Bonds	3.375	11/15/48	119,325	99,953,332
U.S. Treasury Bonds	3.625	02/15/53	1,000	878,437
U.S. Treasury Bonds	4.250	02/15/54	560	550,812
U.S. Treasury Notes	0.375	04/30/25	52,500	50,767,090
U.S. Treasury Notes	0.750	04/30/26	15,105	14,195,160
U.S. Treasury Notes	2.625	04/15/25	30,000	29,525,391
U.S. Treasury Notes	3.875	09/30/29	4,110	4,096,193
U.S. Treasury Notes	3.875	12/31/29	11,595	11,552,425
U.S. Treasury Notes(h)	4.000	12/15/25	190,845	189,503,121
U.S. Treasury Notes	4.250	05/31/25	140,500	139,781,035
U.S. Treasury Notes	4.250	12/31/25	25,000	24,910,156
U.S. Treasury Notes	4.625	06/30/25	13,250	13,232,402
U.S. Treasury Notes	4.625	09/30/30	23,860	24,717,469
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	935	447,887
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	540,114
U.S. Treasury Strips Coupon(k)	3.512(s)	11/15/41	24,100	10,929,727
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	75,971

Total U.S. Treasury Obligations (cost $634,935,558)				635,648,347

	Shares
Affiliated Exchange-Traded Funds 2.9%
PGIM AAA CLO ETF(a)		177,000	9,052,665
PGIM Ultra Short Bond ETF		1,300,000	64,649,000

Total Affiliated Exchange-Traded Funds (cost $73,580,010)(wa)			73,701,665
Common Stocks 0.2%
Chemicals 0.1%
TPC Group, Inc.*^	56,219	1,967,665

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock)^	6,534	$1,360,651
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp. (original cost $0; purchased 02/09/21)(f)	12,570	959,468
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $178,523; purchased 01/29/24 - 01/30/24)*^(f)	147,816	368,062
Intelsat Emergence SA (Luxembourg)*	19,703	737,877
		1,105,939

Total Common Stocks (cost $1,984,998)		5,393,723
Preferred Stocks 0.0%
Gas Utilities 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	545,000	545,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $94,170; purchased 01/26/24 - 01/29/24)*^(f)	15,636	165,793

Total Preferred Stocks (cost $644,620)		710,793

Total Long-Term Investments (cost $2,449,253,860)		2,444,486,926

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 5.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wa)	70,713,353	$70,713,353
PGIM Core Short-Term Bond Fund(wa)	5,691,727	51,908,548
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $24,465,882; includes $24,320,037 of cash collateral for securities on loan)(b)(wa)	24,492,567	24,477,872

Total Short-Term Investments (cost $146,953,362)		147,099,773

TOTAL INVESTMENTS 102.3% (cost $2,596,207,222)		2,591,586,699
Liabilities in excess of other assets(z) (2.3)%		(57,481,250)

Net Assets 100.0%		$2,534,105,449

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
DB—Deutsche Bank AG
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MASTR—Morgan Stanley Structured Asset Security
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,466,458 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,817,644; cash collateral of $24,320,037 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $4,598,349. The aggregate value of $3,379,240 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at July 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $352,625)	357	$353,826	$1,201	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $35,867)	36	35,937	70	—
		$389,763	$1,271	$—
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $7,477,441)	5.500%	TBA	09/16/24	$(7,500)	$(7,512,950)

Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
975	3 Month CME SOFR	Sep. 2024	$230,654,531	$(109,345)
Short Positions:
1,114	2 Year U.S. Treasury Notes	Sep. 2024	228,779,047	(1,604,781)
257	5 Year Euro-Bobl	Sep. 2024	32,684,026	(646,913)
4,923	5 Year U.S. Treasury Notes	Sep. 2024	531,145,572	(7,896,300)
46	10 Year Euro-Bund	Sep. 2024	6,657,547	(181,748)
1,035	10 Year U.S. Treasury Notes	Sep. 2024	115,725,938	(2,507,033)
582	10 Year U.S. Ultra Treasury Notes	Sep. 2024	67,266,472	(1,545,464)
960	20 Year U.S. Treasury Bonds	Sep. 2024	115,950,000	(3,151,796)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Futures contracts outstanding at July 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
381	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	$48,756,094	$(703,270)
247	Euro Schatz Index	Sep. 2024	28,355,518	(234,094)
				(18,471,399)
				$(18,580,744)
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BOA	BRL	71,488	$12,906,147	$12,636,159	$—	$(269,988)
Expiring 09/04/24	BARC	BRL	54,385	9,604,199	9,580,628	—	(23,571)
Chilean Peso,
Expiring 09/23/24	BARC	CLP	2,787,500	2,983,000	2,958,396	—	(24,604)
Expiring 09/23/24	BOA	CLP	2,057,550	2,175,000	2,183,694	8,694	—
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	42,303	5,826,000	5,879,524	53,524	—
Expiring 09/19/24	HSBC	CNH	40,003	5,509,000	5,559,813	50,813	—
Expiring 09/19/24	JPM	CNH	36,670	5,093,000	5,096,690	3,690	—
Expiring 09/19/24	MSI	CNH	38,531	5,335,000	5,355,290	20,290	—
Colombian Peso,
Expiring 09/18/24	BARC	COP	14,422,388	3,412,000	3,535,404	123,404	—
Expiring 09/18/24	CITI	COP	4,979,988	1,188,825	1,220,760	31,935	—
Expiring 09/18/24	CITI	COP	4,943,134	1,188,825	1,211,726	22,901	—
Expiring 09/18/24	DB	COP	8,075,093	1,945,350	1,979,472	34,122	—
Euro,
Expiring 08/06/24	CITI	EUR	9,296	10,062,895	10,063,353	458	—
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	1,197,713	3,308,257	3,281,817	—	(26,440)
Indian Rupee,
Expiring 09/18/24	DB	INR	436,730	5,208,566	5,208,336	—	(230)
Expiring 09/18/24	JPM	INR	449,184	5,357,000	5,356,859	—	(141)
Expiring 09/18/24	MSI	INR	436,730	5,214,319	5,208,337	—	(5,982)
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	155,206,000	9,500,799	9,541,861	41,062	—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	107,333	5,697,000	5,717,104	20,104	—
Expiring 09/18/24	CITI	MXN	90,834	4,731,309	4,838,276	106,967	—
Expiring 09/18/24	JPM	MXN	45,795	2,473,000	2,439,255	—	(33,745)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	170,268	$5,250,000	$5,231,450	$—	$(18,550)
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	4,914	1,325,662	1,314,435	—	(11,227)
Expiring 09/18/24	DB	PEN	6,424	1,722,338	1,718,169	—	(4,169)
Philippine Peso,
Expiring 09/18/24	SCB	PHP	264,210	4,500,000	4,523,591	23,591	—
Polish Zloty,
Expiring 10/21/24	CITI	PLN	3,403	863,307	857,449	—	(5,858)
South African Rand,
Expiring 09/18/24	GSI	ZAR	94,901	5,037,848	5,190,828	152,980	—
Thai Baht,
Expiring 09/18/24	HSBC	THB	108,850	3,038,000	3,065,740	27,740	—
Turkish Lira,
Expiring 08/05/24	CITI	TRY	129,226	3,816,824	3,881,932	65,108	—
Expiring 08/05/24	CITI	TRY	96,468	2,859,000	2,897,893	38,893	—
Expiring 08/14/24	UAG	TRY	159,185	4,679,161	4,731,205	52,044	—
Expiring 08/21/24	BOA	TRY	237,703	6,921,031	7,004,891	83,860	—
Expiring 08/28/24	BARC	TRY	195,690	5,711,756	5,718,283	6,527	—
				$154,444,418	$154,988,620	968,707	(424,505)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BARC	BRL	54,385	$9,636,149	$9,612,985	$23,164	$—
Expiring 08/02/24	SCB	BRL	17,103	3,159,000	3,023,174	135,826	—
British Pound,
Expiring 10/21/24	TD	GBP	36,484	47,355,701	46,931,011	424,690	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	3,058,717	3,344,725	3,246,241	98,484	—
Expiring 09/23/24	CITI	CLP	1,738,326	1,829,932	1,844,899	—	(14,967)
Expiring 09/23/24	MSI	CLP	1,082,103	1,164,240	1,148,444	15,796	—
Expiring 09/23/24	MSI	CLP	686,372	729,500	728,452	1,048	—
Expiring 09/23/24	MSI	CLP	452,254	478,844	479,981	—	(1,137)
Chinese Renminbi,
Expiring 09/19/24	HSBC	CNH	10,963	1,509,000	1,523,757	—	(14,757)
Expiring 09/19/24	MSI	CNH	310,906	43,131,722	43,211,832	—	(80,110)
Colombian Peso,
Expiring 09/18/24	CITI	COP	14,174,319	3,543,048	3,474,594	68,454	—

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/18/24	CITI	COP	5,204,384	$1,245,068	$1,275,767	$—	$(30,699)
Czech Koruna,
Expiring 10/21/24	MSI	CZK	334,825	14,419,673	14,293,820	125,853	—
Euro,
Expiring 08/06/24	CITI	EUR	13,944	15,099,318	15,095,030	4,288	—
Expiring 10/21/24	GSI	EUR	65,407	71,638,994	71,064,196	574,798	—
Expiring 10/21/24	HSBC	EUR	65,407	71,594,910	71,064,196	530,714	—
Expiring 10/21/24	JPM	EUR	284	308,637	308,415	222	—
Expiring 10/21/24	SSB	EUR	94,823	102,190,344	103,024,601	—	(834,257)
Expiring 10/21/24	SSB	EUR	71,178	77,818,086	77,334,642	483,444	—
Indian Rupee,
Expiring 09/18/24	JPM	INR	446,216	5,332,000	5,321,463	10,537	—
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	214,342	6,538,000	6,585,608	—	(47,608)
Expiring 09/18/24	CITI	TWD	210,339	6,468,000	6,462,634	5,366	—
Expiring 09/18/24	CITI	TWD	150,677	4,671,000	4,629,524	41,476	—
Expiring 09/18/24	GSI	TWD	45,102	1,406,572	1,385,742	20,830	—
Expiring 09/18/24	HSBC	TWD	155,168	4,816,000	4,767,510	48,490	—
Expiring 09/18/24	JPM	TWD	192,132	5,971,000	5,903,231	67,769	—
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	5,004	1,327,912	1,338,358	—	(10,446)
Expiring 09/18/24	CITI	PEN	24,353	6,440,000	6,513,691	—	(73,691)
Expiring 09/18/24	CITI	PEN	5,004	1,328,617	1,338,357	—	(9,740)
Philippine Peso,
Expiring 09/18/24	BOA	PHP	294,505	5,035,001	5,042,267	—	(7,266)
Singapore Dollar,
Expiring 09/18/24	BOA	SGD	7,244	5,388,000	5,432,314	—	(44,314)
Expiring 09/18/24	SCB	SGD	7,335	5,467,000	5,500,996	—	(33,996)
Expiring 09/18/24	SSB	SGD	9,327	6,923,316	6,994,794	—	(71,478)
South African Rand,
Expiring 09/18/24	BARC	ZAR	51,256	2,762,000	2,803,542	—	(41,542)
Expiring 09/18/24	JPM	ZAR	51,966	2,859,000	2,842,374	16,626	—
South Korean Won,
Expiring 09/19/24	HSBC	KRW	12,765,341	9,314,368	9,336,725	—	(22,357)
Expiring 09/20/24	BOA	KRW	3,804,434	2,762,000	2,782,765	—	(20,765)
Thai Baht,
Expiring 09/18/24	JPM	THB	701,452	19,196,824	19,756,260	—	(559,436)
				$574,203,501	$573,424,192	2,697,875	(1,918,566)
						$3,666,582	$(2,343,071)

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2):
GS_24-PCA	08/02/27	1.650%(M)	10,070	*	$—	$(462)	$462	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
ADT Security Corp.	06/20/29	5.000%(Q)	1,950	$(342,812)		$(301,817)		$(40,995)		GSI
Antero Resources Corp.	06/20/29	5.000%(Q)	1,950	(359,241)		(333,191)		(26,050)		GSI
Arab Republic of Egypt	06/20/30	1.000%(Q)	1,800	414,273		399,590		14,683		GSI
Bombardier, Inc.	06/20/29	5.000%(Q)	1,950	(271,686)		(216,750)		(54,936)		GSI
Caesars Entertainment, Inc.	06/20/29	5.000%(Q)	1,950	(280,052)		(242,333)		(37,719)		GSI
Chesapeake Energy Corp.	06/20/29	5.000%(Q)	1,950	(371,771)		(360,453)		(11,318)		GSI
Cleveland-Cliffs, Inc.	06/20/29	5.000%(Q)	1,950	(263,330)		(251,289)		(12,041)		GSI
EQM Midstream Partners LP	06/20/29	5.000%(Q)	1,950	(354,424)		(345,774)		(8,650)		GSI
Frontier Communications Holdings LLC	06/20/29	5.000%(Q)	1,950	(145,870)		(80,889)		(64,981)		GSI
Genworth Holdings, Inc.	06/20/29	5.000%(Q)	1,950	(363,746)		(314,080)		(49,666)		GSI
GFL Environmental, Inc.	06/20/29	5.000%(Q)	1,950	(330,982)		(317,879)		(13,103)		GSI
Hilton Domestic Operating Co., Inc.	06/20/29	5.000%(Q)	1,950	(355,324)		(337,049)		(18,275)		GSI
HUB International Ltd.	06/20/29	5.000%(Q)	1,950	(327,083)		(272,156)		(54,927)		GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)	3,000	39,364		60,211		(20,847)		BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	15,000	(215,193)		(134,193)		(81,000)		GSI
Kingdom of Morocco	12/20/27	1.000%(Q)	10,000	(143,462)		—		(143,462)		BARC
Kingdom of Morocco	12/20/27	1.000%(Q)	5,000	(71,731)		(44,731)		(27,000)		GSI
Louisiana-Pacific Corp.	06/20/29	5.000%(Q)	1,950	(390,383)		(352,603)		(37,780)		GSI
Medline Borrower LP	06/20/29	5.000%(Q)	1,950	(335,824)		(285,042)		(50,782)		GSI
Murphy Oil Corp.	06/20/29	1.000%(Q)	1,950	2,741		8,224		(5,483)		GSI

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Organon & Co/Organon Foreign Debt Co-Issuer BV	06/20/29	5.000%(Q)		1,950	$(304,549)		$(242,333)		$(62,216)		GSI
PG&E Corp.	06/20/29	5.000%(Q)		1,950	(310,167)		(293,400)		(16,767)		GSI
Post Holdings, Inc.	06/20/29	5.000%(Q)		1,950	(323,370)		(304,636)		(18,734)		GSI
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(97,015)		113,402		(210,417)		GSI
Romanian Government International Bond	12/20/29	1.000%(Q)	EUR	4,500	89,399		188,336		(98,937)		BARC
Safeway, Inc.	06/20/29	5.000%(Q)		1,950	(402,380)		(360,453)		(41,927)		GSI
Standard Industries, Inc.	06/20/29	5.000%(Q)		1,950	(382,016)		(337,049)		(44,967)		GSI
Tenet Healthcare Corp.	06/20/29	5.000%(Q)		1,950	(356,775)		(308,405)		(48,370)		GSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	4,420	(4,172)		(2,126)		(2,046)		BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,475	(1,392)		(707)		(685)		BARC
Uber Technologies, Inc.	06/20/29	5.000%(Q)		1,950	(385,243)		(343,830)		(41,413)		GSI
United Mexican States	12/20/24	1.000%(Q)		1,000	(4,246)		(919)		(3,327)		BARC
United Mexican States	12/20/24	1.000%(Q)		440	(1,869)		239		(2,108)		CITI
United Rentals North America, Inc.	06/20/29	5.000%(Q)		1,950	(364,250)		(335,119)		(29,131)		GSI
Venture Global LNG, Inc.	06/20/29	5.000%(Q)		1,950	(270,534)		(236,105)		(34,429)		GSI
Weatherford International Ltd.	06/20/29	5.000%(Q)		1,950	(358,934)		(328,385)		(30,549)		GSI
					$(7,944,049)		$(6,513,694)		$(1,430,355)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
General Motors Co.	06/20/26	5.000%(Q)	2,230	0.327%	$202,339	$163,955	$38,384	GSI
Halliburton Co.	12/20/26	1.000%(Q)	910	0.282%	15,956	4,164	11,792	GSI

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)		1,000	1.633%	$(1,278)	$(4,034)	$2,756	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)		440	1.633%	(562)	(3,207)	2,645	CITI
Simon Property Group LP	06/20/26	1.000%(Q)		1,980	0.267%	28,719	8,671	20,048	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	4,420	0.087%	4,428	2,819	1,609	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,545	0.087%	1,548	1,314	234	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,475	0.087%	1,478	938	540	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,000	0.087%	1,002	(900)	1,902	BNP
Verizon Communications, Inc.	06/20/26	1.000%(Q)		680	0.349%	8,835	5,378	3,457	GSI
						$262,465	$179,098	$83,367

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	27,680	3.309%	$1,785,574	$2,043,864	$258,290
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	55,450	0.517%	1,221,794	1,243,417	21,623
CDX.NA.IG.42.V1	06/20/34	1.000%(Q)	60,938	0.922%	431,638	440,683	9,045
					$3,439,006	$3,727,964	$288,958

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Currency swap agreement outstanding at July 31, 2024:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,500	3.100%(A)	EUR	4,883	1 Day SOFR(A)/ 5.380%	JPM	09/27/29	$28,966	$—	$28,966
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	2,090	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(28,953)	$175,856	$204,809
GBP	15,780	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	1,652,770	1,759,888	107,118
GBP	1,340	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(30,882)	271,120	302,002
	1,200,000	08/13/24	5.323%(T)	1 Day SOFR(2)(T)/ 5.380%	—	(134,590)	(134,590)
	95,120	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.380%	—	(79,487)	(79,487)
	6,572	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(17,543)	(17,543)
	8,268	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(8,466)	(8,466)
	110,000	05/13/25	5.140%(T)	1 Day SOFR(1)(T)/ 5.380%	—	(126,129)	(126,129)
	24,570	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.380%	—	114,102	114,102
	45,000	05/13/26	4.735%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(283,480)	(283,480)
	12,090	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	2,236	(59,895)	(62,131)
	16,000	05/11/27	0.700%(A)	1 Day SOFR(1)(A)/ 5.380%	1,776,548	1,533,164	(243,384)
	10,000	12/15/27	3.709%(A)	1 Day SOFR(1)(A)/ 5.380%	—	149,961	149,961
	3,375	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.380%	1,540,576	1,389,217	(151,359)
					$4,912,295	$4,683,718	$(228,577)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(3,100)	$31,414	$—	$31,414
Total Return Benchmark Bond Index(T)††	1 Day USOIS -54bps(T)/ 4.790%	JPM	09/20/24	(56,459)	116,721	—	116,721
					$148,135	$—	$148,135
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return
Benchmark Bond Index total return swap with JPM, as of July 31, 2024, termination date 09/20/2024:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$ 4,617,617	1.56%
Morgan Stanley	4,000,000	4,253,288	1.44%
United Parcel Service, Inc.	4,000,000	4,020,886	1.36%
Dell International LLC	4,000,000	4,017,633	1.36%
Northrop Grumman Corp.	4,000,000	3,947,036	1.33%
Telefonica Emisiones, S.A.U.	4,000,000	3,895,441	1.31%
FedEx Corp.	4,000,000	3,849,572	1.30%
Conagra Brands, Inc.	4,000,000	3,849,111	1.30%
Wells Fargo & Co.	4,000,000	3,839,218	1.30%
Keurig Dr Pepper, Inc.	4,000,000	3,838,912	1.30%
TransCanada PipeLines Ltd.	4,000,000	3,809,473	1.29%
Fox Corp.	4,000,000	3,783,611	1.28%
The Walt Disney Co.	4,000,000	3,770,810	1.27%
HCA, Inc.	4,000,000	3,675,244	1.24%
Cigna Corp.	4,000,000	3,617,292	1.22%
Intel Corp.	4,000,000	3,590,847	1.21%
ExxonMobil Corp.	4,000,000	3,537,969	1.19%
T-Mobile USA, Inc.	4,000,000	3,472,588	1.17%
Bristol-Myers Squibb Co.	4,000,000	3,468,180	1.17%

PGIM Absolute Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
Thermo Fisher Scientific, Inc.	4,000,000	$3,464,273	1.17%
Eli Lilly and Co.	4,000,000	3,382,642	1.14%
Johnson & Johnson	4,000,000	3,370,924	1.14%
Fiserv, Inc.	4,000,000	3,361,201	1.13%
Bank of America Corp.	4,000,000	3,349,842	1.13%
McDonald’s Corp.	4,000,000	3,329,153	1.12%
Enterprise Products Operating LLC	4,000,000	3,322,173	1.12%
Mastercard, Inc.	4,000,000	3,304,338	1.11%
Progressive Corp.	4,000,000	3,287,966	1.11%
Deere & Co.	4,000,000	3,287,249	1.11%
Vodafone Group PLC	4,000,000	3,285,823	1.11%
Union Electric Co.	4,000,000	3,206,170	1.08%
NVIDIA Corp.	4,000,000	3,198,987	1.08%
Equinor ASA	4,000,000	3,176,177	1.07%
Dollar General Corp.	4,000,000	3,162,079	1.07%
Global Payments, Inc.	4,000,000	3,161,296	1.07%
Humana, Inc.	4,000,000	3,137,546	1.06%
Becton, Dickinson & Co.	4,000,000	3,125,100	1.05%
Oracle Corp.	4,000,000	3,091,082	1.04%
Carrier Global Corp.	4,000,000	3,058,965	1.03%
Southern California Edison Co.	4,000,000	3,021,217	1.02%
Nike, Inc.	4,000,000	3,018,662	1.02%
Verizon Communications, Inc.	4,000,000	2,995,420	1.01%
Suncor Energy, Inc.	4,000,000	2,987,515	1.01%
Caterpillar, Inc.	4,000,000	2,987,065	1.01%
B.A.T. Capital Corp.	4,000,000	2,980,281	1.01%
eBay, Inc.	4,000,000	2,958,943	1.00%
Rogers Communications, Inc.	4,000,000	2,953,881	1.00%
Altria Group, Inc.	4,000,000	2,942,267	0.99%
Union Pacific Corp.	4,000,000	2,937,993	0.99%
Entergy Corp.	4,000,000	2,932,253	0.99%
		$170,633,211

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).